UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2008
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC
           -----------------------------------------------------
Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911
           -----------------------------------------------------

Form 13F File Number: 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Craig F. Colberg
        -------------------------
Title:  Member
        -------------------------
Phone:  434-220-0430
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg    Charlottesville, VA    2/2/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:   $98,970
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name


FORM 13F INFORMATION TABLE

                                                   VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE     SHARED     NONE
------------------------ -------------- --------- -------- ------- --- ---- ------- -------- -------- ---------- --------
AMERICAN CAPITAL AGENCY  COM            02503X105     8331  390018 SH       SOLE    N/A             0     390018        0
ANNALY MTG MANAGEMENT    COM            35710409      8571  540084 SH       SOLE    N/A             0     540084        0
CHIQUITA BRANDS
INTERNATIONAL            COM            170032106     7075  478703 SH       SOLE    N/A             0     478703        0
CASH AMERICA             COM            G21909M10     3107  113609 SH       SOLE    N/A             0     113609        0
CORRECTIONS CORP AMERICA COM            22025Y407     8931  545922 SH       SOLE    N/A             0     545922        0
DHT MARITIME             COM            Y2065G105     6946 1253758 SH       SOLE    N/A             0    1253758        0
GENESIS LEASE LTD        COM            37183T107     6867 2426342 SH       SOLE    N/A             0    2426342        0
L-3 COMMUNICATIONS
HOLDINGS INC             COM            502424104     4925   66757 SH       SOLE    N/A             0      66757        0
LINCARE HLDGS INC COM    COM            532791100     9287  344872 SH       SOLE    N/A             0     344872        0
MAIDENFORM BRANDS INC    COM            560305104     3297  324805 SH       SOLE    N/A             0     324805        0
MONSTER WORLDWIDE INC    COM            611742107     2443  202040 SH       SOLE    N/A             0     202040        0
NASH FINCH CO            COM            631158102     4346   96820 SH       SOLE    N/A             0      96820        0
NICE SYSTEMS, LTD        COM            653656108     4896  217870 SH       SOLE    N/A             0     217870        0
PSYCHIATRIC SOLUTIONS    COM            740329107     4471  160542 SH       SOLE    N/A             0     160542        0
RITE AID CORP            COM            767754104      223  719610 SH       SOLE    N/A             0     719610        0
SANMINA CORP.            COM            800907107      427  909396 SH       SOLE    N/A             0     909396        0
SERVICE CORP INT'L       COM            783890106     4362  877600 SH       SOLE    N/A             0     877600        0
SMITH & WESSON HOLDINGS
CO                       COM            831756101     3095 1363454 SH       SOLE    N/A             0    1363454        0
SOURCE INTERLINK         COM            836151209      123  924580 SH       SOLE    N/A             0     924580        0
TARGA RESOURCE PARTNERS  COM            87611X105     7247  935101          SOLE                    0     935101        0
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